Finance Lease Receivables (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of maturity analysis of finance lease payments receivable [abstract]
Disclosure of maturity analysis of finance lease payments receivable
Amounts receivable under the Company’s finance leases relating to the Mount Keith 132kV expansion, Northern Goldfields solar facilities, the Poplar Creek cogeneration facility, the Muskeg River and the Primrose cogeneration plants are as follows:

As at Dec. 31	2025		2024
	Minimum lease receipts	Present value of minimum lease receipts	Minimum lease receipts	Present value of minimum lease receipts
Within one year	48	47	48	47
Second to fifth years inclusive	183	156	185	159
More than five years	206	104	247	129
	437	307	480	335
Less: unearned finance lease income	131	—	146	—
Add: unguaranteed residual value	1	—	1	—
Total finance lease receivables	307	307	335	335

Included in the Consolidated Statements of Financial Position as:
Current portion of finance lease receivables (Note 13)	30		30
Long-term portion of finance lease receivables	277		305
Total finance lease receivables	307		335